Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (Property, plant and equipment, net of accumulated depreciation, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets pledged as collateral	¥ 4,112	¥ 3,869